Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Basic Terms of Share Plans [text block table]	The following table sets forth the basic terms of these share plans: Grant year(s) Deutsche Bank Equity Plan Vesting schedule Eligibility 2022-20244 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 (CB/IB/CRU and InstVV MRTs)2 Annual Award 1/3: 12 months1 Select employees as 1/3: 24 months1 annual performance-based 1/3: 36 months1 compensation (non-CB/IB/CRU)2 Annual Award 1/5: 12 months1 Select employees as 1/5: 24 months1 annual performance-based 1/5: 36 months1 compensation (Senior Management) 1/5: 48 months1 1/5: 60 months1 Retention/New Hire Individual specification Select employees to attract andretain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Annual Award – Upfront Vesting immediately at grant3 Selected employees 2019-20214 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 (CB/IB/CRU and InstVV MRTs in an Material Business Unit)2 Annual Award 1/3: 12 months1 Select employees as 1/3: 24 months1 annual performance-based 1/3: 36 months1 compensation (non-CB/IB/CRU)2 Annual Award 1/5: 12 months1 Select employees as 1/5: 24 months1 annual performance-based 1/5: 36 months1 compensation (Senior Management) 1/5: 48 months1 1/5: 60 months1 Retention/New Hire/Off-Cycle 5 Individual specification Select employees to attract andretain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments Annual Award – Upfront Vesting immediately at grant3 Regulated employees 2017-20184 Annual Award 1/4: 12 months1 Select employees as 1/4: 24 months1 annual performance-based 1/4: 36 months1 compensation 1/4: 48 months1 Or cliff vesting after 54 months1 Members of Senior Leadership Cadre Severance Individual specification Regulatory requirement for certain employees to defer severance payments Retention/New Hire/Off-Cycle Individual specification Select employees to attract and retain the best talent 1 For InstVV-regulated employees (and Senior Management) a further retention period of twelve months applies (six months for awards granted from 2017-2018) 2 For grant year 2019 divisions were called CIB, for grant years 2020 and 2021 CIB is split into CB/IB/CRU 3 Share delivery takes place after a further retention period of twelve months 4 Annual and Retention/New Hire awards include grants made under the Restricted Share Plan from 2018-2024 5 Off-Cycle awards granted up to 2020.
Movements in share award units [text block table]	Share units (in thousands) 2024 2023 Balance outstanding as of January 01 128,627 127,528 Granted 41,167 50,930 Released (50,015) (44,963) Forfeited (3,491) (4,565) Other movements 300 (302) Balance outstanding as of December 31 116,588 128,627
Awards Granted Released and Remaining [text block table]	The following table sets out key information regarding awards granted, released and remaining in the year. 2024 2023 Weighted average fair value per award granted in year Weighted average share price at release in year Weighted average remaining contractual life in years Weighted average fair value per award granted in the year Weighted average share price at release in year Weighted average remaining contractual life in years DB Equity Plan € 10.30 € 12.92 1.4 € 9.85 € 11.51 1.5
DWS Basic Terms of Share Plans [text block table]	The following table sets forth the basic terms of the DWS share-based plans: Grant year(s) Award Type Vesting schedule Eligibility 2023 - 2024 Annual Awards 1/4: 12 months1 Select employees as annual 1/4: 24 months1 performance-based 1/4: 36 months1 compensation (InstVV MRTs) 1/4: 48 months1 Annual Awards 1/3: 12 months1 Select employees as annual 1/3: 24 months1 performance-based 1/3: 36 months1 compensation (non-InstVV MRTs) Annual Awards (Senior Management) 1/5: 12 months1 Members of the Executive Board 1/5: 24 months1 1/5: 36 months1 1/5: 48 months1 1/5: 60 months1 Annual Award - Upfront Vesting immediately at grant1 Regulated employees Retention/New Hire4 Individual specification Select employees to attract and retain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments 2022 Annual Awards 1/4: 12 months1 Select employees as annual 1/4: 24 months1 performance-based 1/4: 36 months1 compensation (InstVV MRTs) 1/4: 48 months1 Annual Awards 1/3: 12 months1 Select employees as annual 1/3: 24 months1 performance-based 1/3: 36 months1 compensation (non-InstVV MRTs) Annual Awards (Senior Management) 1/5: 12 months1 Members of the Executive Board 1/5: 24 months1 1/5: 36 months1 1/5: 48 months1 1/5: 60 months1 Retention/New Hire4 Individual specification Select employees to attract and retain the best talent Severance Individual specification Regulatory requirement for certain employees to defer severance payments 2021 Annual Awards 1/4: 12 months1 Select employees as annual 1/4: 24 months1 performance-based 1/4: 36 months1 compensation (InstVV MRTs) 1/4: 48 months1 Annual Awards 1/3: 12 months1 Select employees as annual 1/3: 24 months1 performance-based 1/3: 36 months1 compensation (non-InstVV MRTs) Annual Awards (Senior Management) 1/5: 12 months1 Members of the Executive Board 1/5: 24 months1 1/5: 36 months1 1/5: 48 months1 1/5: 60 months1 Retention/New Hire/Off-Cycle 4 Individual specification Select employees to attract and retain the best talent 2020 Annual Awards 1/3: 12 months1 Select employees as annual 1/3: 24 months1 performance-based 1/3: 36 months1 compensation (non-InstVV MRTs) Annual Awards (Senior Management) 1/5: 12 months1 Members of the Executive Board 1/5: 24 months1 1/5: 36 months1 1/5: 48 months1 1/5: 60 months1 Severance Individual specification Regulatory requirement for certain employees to defer severance payments 2019 Annual Awards (Senior Management) 1/5: 12 months1 Members of the Executive Board 1/5: 24 months1 1/5: 36 months1 1/5: 48 months1 1/5: 60 months1 Performance Share Unit Award 1/3: March 20221 Members of the Executive Board (one-off IPO related award granted in 2019) 1/3: March 20231 1/3: March 20241 2018 Performance Share Unit Award 1/3: March 20221 Select Senior Managers (one-off IPO related award )1 1/3: March 20231 1/3: March 20241 SAR Award (one-off IPO related award) For non-MRTs:1 June 20213 all DWS employees 2 For MRTs:1 March 20231,3 1 Depending on their individual regulatory status, a six month retention period (AIFMD/UCITS MRTs) or a twelve month retention period (InstVV, or IFD MRTs starting from 2023) applies after vesting 2 Unless the employee received Performance Share Unit Award 3 For outstanding awards, a 4-year exercise period applies following vesting/retention period 4 Off-Cycle awards to non-InstVV regulated employees only
DWS Share Awards [text block table]	The following table sets out the movements in share award units. DWS Equity Plan DWS SAR Plan 2024 2023 2024 2023 Share units (in thousands) Number of Awards Number of Awards Number of Awards Weighted-average exercise price Number of Awards Weighted-average exercise price Outstanding at beginning of year 2,377 2,329 735 € 24.65 887 € 24.65 Granted 938 1,213 35 € 22.33 0 - Issued or Exercised (1,342) (1,101) (369) € 24.35 (122) € 24.65 Forfeited (41) (86) 0 - (10) € 24.65 Expired 0 0 (18) € 23.40 (18) € 24.65 Other Movements 86 22 (16) € 22.33 (1) € 24.65 Outstanding at end of year 2,017 2,377 367 € 22.33 735 € 24.65 Of which, exercisable 0 0 367 € 22.33 695 € 24.65
DWS Awards Granted Released and Remaining [text block table]	The following table sets out key information regarding awards granted, released and remaining in the year. 2024 2023 Weighted average fair value per award granted in year Weighted average share price at release/ exercise in year Weighted average remaining contractual life in years Weighted average fair value per award granted in the year Weighted average share price at release/ exercise in year Weighted average remaining contractual life in years DWS Equity Plan € 31.59 € 35.79 1.4 € 25.40 € 31.33 1.4 DWS SAR Plan € 13.40 € 38.78 0.8 n/a € 31.64 1.9
DWS Share based Plans [text block table]	Measurement dateDec 31, 2024 Measurement dateDec 31, 2023 Units (in thousands) 367 735 Fair value € 17.72 € 10.81 Share price € 39.80 € 34.80 Exercise price € 22.33 € 24.65 Expected volatility (weighted-average) 33% 32% Expected life (weighted-average) in years 0.8 1.9 Expected dividends (% of income) 65% 88%
Breakdown of Benefit Obligation [text block table]	Dec 31, 2024 in € m. Germany UK U.S. Other Total Defined benefit obligation related to Active plan participants 3,084 272 229 715 4,300 Participants in deferred status 1,805 1,321 526 84 3,736 Participants in payment status 5,075 1,210 461 229 6,975 Total defined benefit obligation 9,964 2,803 1,216 1,028 15,011 Fair value of plan assets 10,237 3,678 1,050 1,141 16,106 Funding ratio (in %) 103% 131% 86%1 111% 107% 1 US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan ( € 120 million ) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96 % Dec 31, 2023 in € m. Germany UK U.S. Other Total Defined benefit obligation related to Active plan participants 3,301 300 215 661 4,477 Participants in deferred status 1,926 1,450 509 87 3,972 Participants in payment status 5,277 1,276 448 231 7,232 Total defined benefit obligation 10,504 3,026 1,172 979 15,681 Fair value of plan assets 10,532 3,912 1,003 1,071 16,518 Funding ratio (in %) 100% 129% 86%1 109% 105% 1 US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan ( € 119 million ) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 95%
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]	in € m. Germany UK U.S. Other Total Actual benefit payments 2024 539 113 85 62 799 Benefits expected to be paid 2025 565 128 89 76 858 Benefits expected to be paid 2026 568 135 92 67 862 Benefits expected to be paid 2027 587 146 91 70 894 Benefits expected to be paid 2028 600 156 96 73 925 Benefits expected to be paid 2029 615 168 95 72 950 Benefits expected to be paid 2030 – 2034 3,211 911 460 377 4,959 Weighted average duration of defined benefitobligation (in years) 11 15 9 9 11
Actuarial Assumptions [text block table]	Dec 31, 2024 Dec 31, 2023 Germany UK U.S.1 Other Germany UK U.S.1 Other Discount rate (in %) 3.52% 5.48% 5.51% 3.20% 3.33% 4.50% 5.01% 3.33 % Rate of price inflation (in %) 2.06% 3.46% 2.20% 1.60% 2.30% 3.42% 2.20% 1.84 % Rate of nominal increase infuture compensation levels (in %) 2.25% 3.46% 2.30% 2.96% 2.48% 3.42% 2.30% 2.83 % Rate of nominal increase forpensions in payment (in %) 2.06% 3.18% 2.20% 0.59% 2.77% 3.15% 2.20% 0.69 % Assumed life expectancyat age 65 For a male aged 65at measurement date 21.5 23.2 22.1 22.0 21.4 23.2 22.0 22.0 For a female aged 65at measurement date 23.7 25.1 23.5 24.1 23.6 25.0 23.5 24.1 For a male aged 45at measurement date 22.8 24.4 23.5 23.6 22.7 24.4 23.4 23.5 For a female aged 45at measurement date 24.8 26.4 24.9 25.6 24.7 26.3 24.8 25.6 Mortality tables applied ModifiedRichttafelnHeubeck2018G SAPS (S3)Light/Very Lightwith CMI2023projections PRI-2012withMP-2021projection Countryspecifictables ModifiedRichttafelnHeubeck2018G SAPS (S3)Light\Very Lightwith CMI2022projections PRI-2012withMP-2021projection Countryspecifictables 1 Cash balance interest crediting rate in line with the 30-year US government bond yield
Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]
Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements
	2024
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	10,504	3,026	1,172	979	15,681
Defined benefit cost recognized in Profit & Loss
Current service cost	119	8	7	37	171
Interest cost	343	137	58	32	570
Past service cost and gain or loss arising from settlements	14	1	0	0	15
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(549)	(398)	(13)	13	(947)
Actuarial gain or loss arising from changes in demographic assumptions	0	10	0	3	13
Actuarial gain or loss arising from experience	71	(12)	(1)	11	69
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Benefits paid	(539)	(113)	(85)	(62)	(799)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	142	78	(1)	219
Other	0	2	0	0	2
Balance, end of year	9,964	2,803	1,216	1,028	15,011
thereof:
Unfunded	0	10	139	68	217
Funded	9,964	2,793	1,077	960	14,794

Change in fair value of plan assets:
Balance, beginning of year	10,532	3,912	1,003	1,071	16,518
Defined benefit cost recognized in Profit & Loss
Interest income	350	177	50	34	611
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(148)	(479)	4	34	(589)
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Contributions by the employer	41	0	0	36	77
Benefits paid[1]	(539)	(112)	(71)	(54)	(776)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	185	67	4	256
Other	0	0	0	1	1
Plan administration costs	0	(5)	(3)	(1)	(9)
Balance, end of year	10,237	3,678	1,050	1,141	16,106
Funded status, end of year	273	875	(166)	113	1,095

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(102)	(102)
Interest cost	0	0	0	(1)	(1)
Changes in irrecoverable surplus	0	0	0	(9)	(9)
Exchange rate changes	0	0	0	1	1
Balance, end of year	0	0	0	(111)	(111)

Net asset (liability) recognized	273	875	(166)	2	984[2]

Fair value of reimbursement rights	0	0	0	3	3

[1] For funded plans only
[2] Thereof € 1.3 billion recognized in Other assets and € 317 million in Other liabilities
	2023
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	10,037	2,876	1,202	884	14,999
Defined benefit cost recognized in Profit & Loss
Current service cost	115	9	7	33	164
Interest cost	373	137	61	35	606
Past service cost and gain or loss arising from settlements	8	2	0	(1)	9
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	387	55	39	36	517
Actuarial gain or loss arising from changes in demographic assumptions	36	(59)	0	(1)	(24)
Actuarial gain or loss arising from experience	45	55	(7)	9	102
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Benefits paid	(498)	(109)	(89)	(50)	(746)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	60	(41)	18	37
Other	0	0	0	0	0
Balance, end of year	10,504	3,026	1,172	979	15,681
thereof:
Unfunded	0	9	138	72	219
Funded	10,504	3,017	1,034	907	15,462

Change in fair value of plan assets:
Balance, beginning of year	10,351	3,768	996	962	16,077
Defined benefit cost recognized in Profit & Loss
Interest income	387	180	50	37	654
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	247	(5)	28	28	298
Cash flow and other changes
Contributions by plan participants	1	0	0	16	17
Contributions by the employer	44	0	40	41	125
Benefits paid[1]	(498)	(108)	(74)	(41)	(721)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	83	(35)	29	77
Other	0	0	0	0	0
Plan administration costs	0	(6)	(2)	(1)	(9)
Balance, end of year	10,532	3,912	1,003	1,071	16,518
Funded status, end of year	28	886	(169)	92	837

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(107)	(107)
Interest cost	0	0	0	(2)	(2)
Changes in irrecoverable surplus	0	0	0	13	13
Exchange rate changes	0	0	0	(6)	(6)
Balance, end of year	0	0	0	(102)	(102)

Net asset (liability) recognized	28	886	(169)	(10)	735[2]

Fair value of reimbursement rights	0	0	0	3	3

[1] For funded plans only
[2] Thereof € 1.1 billion recognized in Other assets and € 353 million in Other liabilities

Plan Asset Allocation [text block table]	Dec 31, 2024 Dec 31, 2023 in € m. Germany UK U.S. Other Total Germany UK U.S. Other Total Cash and cash equivalents 305 163 3 66 537 179 92 53 71 395 Equity instruments1 1,060 0 111 256 1,427 1,213 0 109 215 1,537 Investment-grade bonds2 Government 1,814 77 277 214 2,382 1,882 919 366 189 3,356 Non-government bonds 4,090 531 474 358 5,453 4,081 915 369 347 5,712 Non-investment-grade bonds Government 86 0 4 4 94 103 1 1 4 109 Non-government bonds 380 17 19 25 441 325 73 16 21 435 Securitized and other Debt Investments 37 21 85 16 159 47 99 78 10 234 Insurance 0 2,756 0 16 2,772 0 1,807 0 15 1,822 Alternatives Real estate 719 0 0 99 818 727 0 0 97 824 Commodities 54 0 0 2 56 39 0 0 4 43 Private equity 0 0 0 4 4 0 0 0 3 3 Other3 989 0 0 60 1,049 1,022 0 0 60 1,082 Derivatives (Market Value) Interest rate 730 113 (49) 13 807 909 171 (3) 17 1,094 Credit (18) 0 57 0 39 (18) (1) 16 0 (3) Inflation 0 0 0 14 14 0 (5) 0 13 8 Foreign exchange (17) 0 0 (6) (23) 21 0 0 5 26 Other 8 0 69 0 77 2 (159) (2) 0 (159) Total fair value of plan assets 10,237 3,678 1,050 1,141 16,106 10,532 3,912 1,003 1,071 16,518 1 Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index 2 Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A 3 This position contains commingled funds which could not be segregated into the other asset categories
Plan Asset Allocation Level 1 [text block table]	Dec 31, 2024 Dec 31, 2023 in € m. Germany UK U.S. Other Total Germany UK U.S. Other Total Cash and cash equivalents (118) (56) 3 12 (159) 29 92 50 19 190 Equity instruments1 757 0 110 45 912 933 0 109 39 1,081 Investment-grade bonds2 Government 599 77 256 52 984 601 919 360 41 1,921 Non-government bonds 0 0 0 0 0 0 0 0 0 0 Non-investment-grade bonds Government 2 0 1 0 3 1 1 0 0 2 Non-government bonds 0 0 0 0 0 0 0 0 0 0 Securitized and other Debt Investments 0 0 0 0 0 0 98 0 0 98 Insurance 0 0 0 0 0 0 0 0 0 0 Alternatives Real estate 0 0 0 0 0 0 0 0 0 0 Commodities 0 0 0 0 0 0 0 0 0 0 Private equity 0 0 0 0 0 0 0 0 0 0 Other 0 0 0 0 0 0 0 0 0 0 Derivatives (Market Value) Interest rate 0 0 (57) 0 (57) 0 0 (16) 0 (16) Credit 0 0 0 0 0 0 0 0 0 0 Inflation 0 0 0 0 0 0 0 0 0 0 Foreign exchange 0 0 0 0 0 0 0 0 0 0 Other 8 0 0 0 8 2 0 0 0 2 Total fair value of quotedplan assets 1,248 21 313 109 1,691 1,566 1,110 503 99 3,278 1 Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index 2 Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
Regional Asset Break Down [text block table]	Dec 31, 2024 in € m. Germany UnitedKingdom UnitedStates OtherEurozone Otherdevelopedcountries Emergingmarkets Total Cash and cash equivalents (20) 172 30 311 20 24 537 Equity instruments 29 30 818 345 150 55 1,427 Government bonds(investment-grade and above) 376 77 300 980 207 442 2,382 Government bonds(non-investment-grade) 2 0 1 0 0 91 94 Non-government bonds(investment-grade and above) 500 632 1,843 2,021 392 65 5,453 Non-government bonds(non-investment-grade) 26 27 22 359 3 4 441 Securitized and other Debt Investments 23 21 83 15 17 0 159 Subtotal 936 959 3,097 4,031 789 681 10,493 Share (in %) 9% 9% 30% 38% 8% 6% 100% Other asset categories 5,613 Fair value of plan assets 16,106 Dec 31, 2023 in € m. Germany UnitedKingdom UnitedStates OtherEurozone Otherdevelopedcountries Emergingmarkets Total Cash and cash equivalents (20) 98 67 195 29 26 395 Equity instruments 21 52 921 325 179 40 1,538 Government bonds(investment-grade and above) 420 919 419 910 191 497 3,356 Government bonds(non-investment-grade) 0 1 0 2 0 106 109 Non-government bonds(investment-grade and above) 503 693 1,909 2,099 449 60 5,713 Non-government bonds(non-investment-grade) 5 67 29 330 3 1 435 Securitized and other Debt Investments 32 98 77 14 10 1 232 Subtotal 961 1,928 3,422 3,875 861 731 11,778 Share (in %) 8% 16% 29% 33% 7% 6% 100% Other asset categories 4,740 Fair value of plan assets 16,518
Sensitivity Analysis on Funded Status [text block table]	Dec 31, 2024 Dec 31, 2023 in € m. Germany UK U.S. Other Germany UK U.S. Other Interest rate (–50 bp): (Increase) in DBO (525) (210) (25) (45) (575) (230) (25) (40) Expected increase in plan assets1 465 225 20 15 355 150 20 15 Expected net impact on funded status (de-) increase (60) 15 (5) (30) (220) (80) (5) (25) Interest rate (+50 bp): Decrease in DBO 500 195 25 40 545 215 25 40 Expected (decrease) in plan assets1 (465) (205) (20) (15) (355) (150) (20) (15) Expected net impact on funded status (de-) increase 35 (10) 5 25 190 65 5 25 Credit spread (–50 bp): (Increase) in DBO (525) (210) (55) (50) (575) (230) (50) (45) Expected increase in plan assets1 305 220 35 10 320 65 15 10 Expected net impact on funded status (de-) increase (220) 10 (20) (40) (255) (165) (35) (35) Credit spread (+50 bp): Decrease in DBO 500 195 50 45 545 215 50 45 Expected (decrease) in plan assets1 (305) (200) (35) (10) (320) (65) (15) (10) Expected net impact on funded status (de-) increase 195 (5) 15 35 225 150 35 35 Rate of price inflation (–50 bp):2 Decrease in DBO 165 150 5 10 300 150 10 10 Expected (decrease) in plan assets1 (260) (150) 0 (5) (275) (95) 0 (5) Expected net impact on funded status (de-) increase (95) 0 5 5 25 55 10 5 Rate of price inflation (+50 bp):2 (Increase) in DBO (280) (160) (5) (10) (310) (160) (5) (10) Expected increase in plan assets1 260 160 0 5 275 95 0 5 Expected net impact on funded status (de-) increase (20) 0 (5) (5) (35) (65) (5) (5) Rate of real increase in future compensationlevels (–50 bp): Decrease in DBO, net impact on funded status 25 5 0 10 30 5 0 10 Rate of real increase in future compensationlevels (+50 bp): (Increase) in DBO, net impact on funded status (25) (5) 0 (10) (30) (5) 0 (10) Longevity improvements by 10%:3 (Increase) in DBO (205) (60) (20) (10) (225) (60) (20) (10) Expected increase in plan assets 0 55 0 0 0 40 0 0 Expected net impact on funded status (de-) increase (205) (5) (20) (10) (225) (20) (20) (10) 1 Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation 2 Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption 3 Estimated to be equivalent to an increase of around 1 year in overall life expectancy
Expected Cash Flows [text block table]	2025 in € m. Total Expected contributions to Defined benefit plan assets 85 BVV 60 Other defined contribution plans 280 Expected benefit payments for unfunded defined benefit plans 30 Expected total cash flow related to post-employment benefits 455
Expenses for Defined Benefit Plans (Impact on Expense) [text block table]	in € m. 2024 2023 2022 Expenses for defined benefit plans: Service cost1 171 164 229 Net interest cost (income) (40) (45) (10) Total expenses defined benefit plans 131 119 219 Expenses for defined contribution plans: BVV 61 55 57 Other defined contribution plans 282 265 258 Total expenses for defined contribution plans 343 320 315 Total expenses for post-employment benefit plans 474 439 534 Employer contributions to state-mandated pension plans Pensions related payments social security in Germany 232 218 214 Contributions to pension fund for Postbank´s postal civil servants 51 57 58 Further pension related state-mandated benefit plans 258 248 216 Total employer contributions to state-mandated benefit plans 542 523 488 Expenses for share-based payments: Expenses for share-based payments, equity settled2 426 436 405 Expenses for share-based payments, cash settled2 64 43 29 Expenses for cash retention plans2 471 448 418 Expenses for severance payments3 487 293 82 1 Severance related items under Service Costs are reclassified to Expenses for Severance payments 2 Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses 3 Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments